Schedule of fair assumption of awards granted (Details) - $ / shares	Aug. 21, 2024	Jul. 29, 2023	Feb. 25, 2025
Property, Plant and Equipment [Line Items]
Expected volatility, minimum	26.65%	26.65%
Expected volatility, maximum	42.32%	42.32%
Expected dividend yield	0.00%	0.00%
Exercise price
Stock price at grant date	6.22	6.22	$ 1.49
Weighted average fair value	$ 5.75	$ 5.75
Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected time to liquidity	10 days	10 days
Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected time to liquidity	2 years 10 days	2 years 10 days